Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities
18.	Accrued liabilities and other current liabilities

	December 31,
	2017	2018
	RMB	RMB

Revenue sharing fees	839,745	1,318,561
Salaries and welfare	220,539	329,169
Marketing and promotion expenses	109,901	213,216
Bandwidth costs	102,064	131,252
Value added taxes and other taxes payable	23,204	109,040
Deposits from third parties	27,440	82,771
Payables to merchants	15,442	75,471
Other payable to content providers	20,849	30,313
Others	106,779	124,578

Total	1,465,963	2,414,371